Financial instruments - Derivatives designated as hedge accounting (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
Designated as hedges
Fair value	R$ (426.9)	R$ (231.3)
Balance at the beginning of the year	(33.8)
Deferred tax effect	(3.5)	(17.4)
Balance at the end of the year	(11.2)	(33.8)
Cash flow hedge reserve
Designated as hedges
Balance at the beginning of the year	(33.8)	(92.8)
Transactions settled during the year	6.4	60.6
Realization of deferral discontinued hedge		23.0
Fair value adjustment	12.7	(42.1)
Deferred tax effect	3.5	17.5
Balance at the end of the year	(11.2)	(33.8)
Cash flow hedge
Designated as hedges
Notional amount	87.4	273.3
Fair value	(14.7)	(51.3)
Fair value hedge
Designated as hedges
Gain (loss) on ineffectiveness	0.0	0.0
Loans and financing | Cash flow hedge
Designated as hedges
Notional amount	87.4	90.1
Fair value	R$ (14.7)	(21.7)
Heating oil forward contracts | Cash flow hedge
Designated as hedges
Number of Counterparts on Local Market | item	2
Amount of loss reclassified from equity to profit and loss	R$ 29.6
Notional amount		183.2
Fair value		(29.6)
Interest rate swap contract | Cash flow hedge
Designated as hedges
Total notional of the finance leases and loan	87.4	273.3
Unrealized gain (loss) on fair value hedge	(14.7)	(51.3)
Interest rate swap contract | Fair value hedge
Designated as hedges
Notional amount	103.7	599.9
Fair value		(17.7)
Unrealized gain (loss) on fair value hedge	R$ 4.7	R$ (13.2)